                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:March 31, 2001

Check here if Amendment                   [ ]  Amendment Number:  _______
This Amendment (Check only one.):         [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ---------------------------------------
Address:    650 Madison Avenue
            ---------------------------------------
            New York, NY 10022
            ---------------------------------------

Form 13F File Number:  28- 06341
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott A. Bommer
            ---------------------------------------
Title:      Managing Member of the General Partner
            ---------------------------------------
Phone:      212-610-9060
            ---------------------------------------

Signature, Place, and Date of Signing:

    /s/ Scott A. Bommer                   New York, NY           May 14, 2001
----------------------------------     ------------------     ------------------
       (Signature)                        (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:           24
                                         -----------
Form 13F Information Table Value Total:    2,961,370
                                         -----------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name
---           --------------------              ----

 1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
CSG SYSTEMS INTL INC
JUNE 45 PUTS              COMMON STOCK   126349959    225     300     SH     PUTS  DEFINED        1       300     0      0
----------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 60 CALLS  COMMON STOCK   311900904     20     200     SH     CALLS DEFINED        1       200     0      0
----------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 65 CALLS  COMMON STOCK   311900904      8     200     SH     CALLS DEFINED        1       200     0      0
----------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 65 PUTS   COMMON STOCK   311900954    109     100     SH     PUTS  DEFINED        1       100     0      0
----------------------------------------------------------------------------------------------------------------------------
FASTENAL CO MAY 55 PUTS   COMMON STOCK   311900954     39     100     SH     PUTS  DEFINED        1       100     0      0
----------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP
APR 30 CALLS              COMMON STOCK   391648902      6     250     SH     CALLS DEFINED        1       250     0      0
----------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP
APR 35 CALLS              COMMON STOCK   391648902      5     250     SH     CALLS DEFINED        1       250     0      0
----------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC.
MAY 45 CALLS              COMMON STOCK   437076902     48     200     SH     CALLS DEFINED        1       200     0      0
----------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP JUNE 50 PUTS  COMMON STOCK   67066G954    115     200     SH     PUTS  DEFINED        1       200     0      0
----------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC
AUG 20 PUTS               COMMON STOCK   689899952     25     230     SH     PUTS  DEFINED        1       230     0      0
----------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINANCIAL CORP
JUN 55 PUTS               COMMON STOCK   74406A952    350     400     SH     PUTS  DEFINED        1       400     0      0
----------------------------------------------------------------------------------------------------------------------------
SAPIENT CORPORATION
MAY 7.5 CALLS             COMMON STOCK   803062908    158     150     SH     CALLS DEFINED        1     1,150     0      0
----------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC
JULY 50 PUTS              COMMON STOCK   871508957    414     250     SH     PUTS  DEFINED        1       250     0      0
----------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC
MAY 45 PUTS               COMMON STOCK   871508957    275     250     SH     PUTS  DEFINED        1       250     0      0
----------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 17.5 PUTS  COMMON STOCK   816074956     28     335     SH     PUTS  DEFINED        1       335     0      0
----------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 20 PUTS    COMMON STOCK   816074956     22     100     SH     PUTS  DEFINED        1       100     0      0
----------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 25 PUTS    COMMON STOCK   816074956    387     600     SH     PUTS  DEFINED        1       600     0      0
----------------------------------------------------------------------------------------------------------------------------
SEITEL INC NOV 25 CALLS   COMMON STOCK   816074906    131     600     SH     CALLS DEFINED        1       600     0      0
----------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY
BANCSHARES MAY 20 PUTS    COMMON STOCK   827064956     68     520     SH     PUTS  DEFINED        1       520     0      0
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SILICON VALLEY
BANCSHARES MAY 22.5 PUTS  COMMON STOCK   827064956     40     175     SH     PUTS  DEFINED        1       175     0      0
----------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY
BANCSHARES MAY 25 PUTS    COMMON STOCK   827064956    105     300     SH     PUTS  DEFINED        1       300     0      0
----------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY
BANCSHARES MAY 30 CALLS   COMMON STOCK   827064906     21     300     SH     CALLS DEFINED        1       300     0      0
----------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY
BANCSHARES MAY 30 PUTS    COMMON STOCK   827064956    290     400     SH     PUTS  DEFINED        1       400     0      0
----------------------------------------------------------------------------------------------------------------------------
SUNRISE ASSISTED
LIVING APR 25 PUTS        COMMON STOCK   86768K956     73     135     SH     PUTS  DEFINED        1       135     0      0
----------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.